Schedule of other income (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Other Income
Bad debt recovered	$ 4,496	$ 5,771
Government grant	73,231	94,002	76,962
Interest income	5,526	7,093	81,350
Service income	242,095	310,760	35,000
Reversal of ECL	320,512	411,418
Investment written off	1,513,289	1,942,500
Intercompany balance written off	735,281	943,827
Net Gain on Sale of Shares	344,927	442,758
Other income	710,976	912,630	1,559,177
Other income	$ 3,950,333	$ 5,070,759	$ 1,752,489